Goodwill (Details) - Schedule of Fair Value of the Identifiable Net Liabilities - Goodwill [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Net carrying value of goodwill
Goodwill net	$ 377,665	$ 80,294,407
Zhong Chuan Rui You [Member]
Gross carrying value of goodwill
Goodwill gross	7,239,936	7,239,936
Impairment	(7,239,936)	(3,619,968)
Net carrying value of goodwill
Goodwill net		3,619,968
Superengine [Member]
Gross carrying value of goodwill
Goodwill gross	4,488,664	4,488,664
Impairment	(4,488,664)
Net carrying value of goodwill
Goodwill net		4,488,664
BotBrain [Member]
Gross carrying value of goodwill
Goodwill gross	3,849,207	3,849,207
Impairment	(3,849,207)	(3,849,207)
Net carrying value of goodwill
Goodwill net
Saleya [Member]
Gross carrying value of goodwill
Goodwill gross	71,808,110	71,808,110
Impairment	(71,808,110)
Net carrying value of goodwill
Goodwill net		71,808,110
PICO [Member]
Gross carrying value of goodwill
Goodwill gross	377,665	377,665
Net carrying value of goodwill
Goodwill net	$ 377,665	$ 377,665